INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
12.	INTANGIBLE ASSET

Intangible asset represents the following:

	December 31,
	2012	2011
Production technology
Cost	$4,863,485	$4,814,185
Less: Accumulated amortization	(1,339,062)	(844,071)
Net	$3,524,423	$3,970,114

Amortization expenses were $481,029, $469,949 and $336,687 for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$481,029
2014	481,029
2015	481,029
2016	481,029
2017	481,029
Thereafter	1,119,278
$3,524,423

The Company has reviewed the recoverable amount of the production technology based on value-in-use calculations by discounting future cash flows and no impairment was required as of December 31, 2012, 2011 and 2010, respectively.